General_General Information (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of notes and other explanatory information [Abstract]
Name of reporting entity or other means of identification	Woori Bank and subsidiaries
Name of parent entity	Woori Bank
Description of entity incorporation	established in 1899
Description of nature of entitys operations and principal activities	engaged in the commercial banking business under the Banking Act, trust business under the Financial Investment Services and Capital Market Act, and foreign currencies exchange business with approval from the Bank of Korea (“BOK”) and the Ministry of Finance and Economy (“MOFE”)
Change of holding company	Previously, Woori Finance Holdings Co., Ltd., the former holding company of Woori Financial Group, established on March 27, 2001 held a 100% ownership of the Bank. Effective November 1, 2014, Woori Finance Holdings Co., Ltd. completed its merger with and into Woori Bank, its wholly-owned subsidiary, as contemplated by the merger agreement dated July 28, 2014, by and between Woori Finance Holdings Co., Ltd. and Woori Bank. Accordingly, the shares of the Bank, 597 million shares, prior to the merger, were reduced to nil in accordance with capital reduction procedure, and then, in accordance with the merger ratio, the Bank newly issued 676 million shares.
Information of listing on stock market	On June 24, 2002, Woori Finance Holdings Co., Ltd. listed its common shares on the Korea Exchange through public offering. In addition, on September 29, 2003, the holding company registered with the Securities and Exchange Commission in the United States of America and, on the same day, listed its American Depositary Shares on the New York Stock Exchange. As Woori Finance Holdings Co., Ltd. was merged into the Bank, the Bank, which is the existing company, succeeded such rights and obligations as a listed company on the Korea Exchange and the New York Stock Exchange.
Issued capital	₩ 3,381,392	$ 3,167,818	₩ 3,381,392
Information of incorporated subsidiaries	the Bank incorporated Woori Card Co., Ltd., Woori Investment Bank Co., Ltd., Woori FIS Co., Ltd., Woori Private Equity Asset Management Co., Ltd., and Woori Finance Research Institute Co., Ltd. as its subsidiaries.
Address of registered office of entity	The head office of the Bank is located in 51 Sogong-ro, Jung Gu, Seoul, Korea.
Description of additional information of number of branches and offices	The Bank has 876 branches and offices in Korea, and 23 branches and offices overseas as of December 31, 2017.
Description of approval date of financial Statements	Mar. 02, 2018